Accumulated Other Comprehensive Income	12 Months Ended
Mar. 31, 2017
Equity [Abstract]
Accumulated Other Comprehensive Income

Note 14 - Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income included in stockholders’ equity are as follows:

	March 31,
	2017	2016
	(In Thousands)
Net unrealized (loss) gain on securities available for sale	$(37)	$131
Tax effect	15	(54)
Net of tax amount	(22)	77
Benefit plan adjustments	92	160
Tax effect	(37)	(65)
Net of tax amount	55	95
Accumulated other comprehensive income	$33	$172